Called-up share capital - Narrative (Details) shares in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) vote shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares		$ 4,486	$ 7,127	$ 7,918
Percentage of ordinary share capital repurchased		5.10%
Accrual to acquire or redeem entity's shares		$ 448	$ 922
Percentage of number of shares held in treasury		2.90%	4.10%	4.90%
Preference shares
Disclosure of classes of share capital [line items]
Number of shareholder votes per each 5 pounds in nominal amount held (vote) | vote		2
Percentage of the capital paid on preference shares, added to accrued and unpaid dividends		10.00%
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shareholder votes held (vote) | vote		1
Repurchase of ordinary share capital (in shares) | shares	(74,000)	(835,649)	(1,238,335)	(1,262,983)
Payments to acquire or redeem entity's shares	$ 450	$ 4,486	$ 7,127
Transaction costs for repurchase of ordinary shares		$ 24	$ 38
Repurchase of ordinary shares, subsequently cancelled (in shares) | shares		(176,000)
Repurchase of ordinary share capital transferred to treasury shares (in shares) | shares		659,497	0	0